Note 6 - Product Warranties (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Accounts Payable and Accrued Liabilities [Member]
Product Warranty Accrual	$ 130,000	$ 100,000
Product Warranty Accrual	130,000	100,000	$ 190,000
Product Warranty Expense	$ 234,784	$ 220,525	$ 224,969